Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

August 1, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:	SERIES PORTFOLIOS TRUST (THE “TRUST”) Securities Act Registration No: 333-206240
Investment Company Act Registration No: 811-23084

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its new series, Bridge City Capital Small Cap Growth Fund, is Post-Effective Amendment No. 10 under the 1933 Act and Amendment No. 13 under the 1940 Act to the Trust’s Registration Statement on Form N-1A to become effective on August 1, 2016.

If you have any additional questions or require further information, please contact the undersigned at (414) 765-6316.

Sincerely,

/s/ Michael Quebbemann
Michael Quebbemann
For U.S. Bancorp Fund Services, LLC

Enclosures

cc:  Marco Adelfio, Goodwin Procter LLP